Fair Value of Financial Instruments and Derivatives Instruments, detail (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative assets	$ 0	$ 181
Derivative liabilities	168	318
Derivatives liabities - Long-term	959	360
Derivatives not designated as hedging instruments
Derivative [Line Items]
Total Derivatives	0	181
Total Derivatives	1,127	678
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent assets
Derivative [Line Items]
Derivative assets	0	181
Derivatives not designated as hedging instruments | Interest Rare Swap | Current liabilities
Derivative [Line Items]
Derivative liabilities	168	318
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent liabilities
Derivative [Line Items]
Derivatives liabities - Long-term	$ 959	$ 360